Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortized intangible assets:
Gross carrying value	$ 5,491	$ 5,369
Accumulated amortization	(3,851)	(3,516)
Net carrying value	1,640	1,853
Unamortized intangible assets:
Mortgage servicing rights, carried at fair value	6,125	11,517
Goodwill	26,392	26,390	$ 26,418
Trademark	14	14
Amortized [Member] | Commercial mortgage servicing [Member]
Finite-Lived Intangible Assets [Line Items]
MSR Valuation allowance	37
MSRs [Member]
Amortized intangible assets:
Gross carrying value	4,612	4,422
Accumulated amortization	(3,300)	(2,992)
Net carrying value	1,312	1,430
Customer relationship and other intangibles [Member]
Amortized intangible assets:
Gross carrying value	879	947
Accumulated amortization	(551)	(524)
Net carrying value	$ 328	$ 423